OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Schedule of Assumptions for Other Provisions

	Provisions for financial commitments and guarantees £m	Regulatory and legal provisions £m	Other £m	Total £m
At 1 January 2022	194	1,054	685	1,933
Exchange and other adjustments	(1)	16	28	43
Provisions applied	–	(587)	(419)	(1,006)
Charge for the year	111	225	285	621
At 31 December 2022	304	708	579	1,591